Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - shares	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Series A Convertible Preferred Stock [Member]
Convertible preferred stock (in shares)	0	71
Converted preferred stock, shares issued upon conversion (in shares)	0	202,857
Series B Convertible Preferred Stock [Member]
Convertible preferred stock (in shares)	0	525
Converted preferred stock, shares issued upon conversion (in shares)	0	1,500,000